SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
8.	SHARE-BASED COMPENSATION
The Company utilized Yijia Inc., a company controlled by the Founder as a vehicle to hold shares that will be used to provide incentives and rewards to employees and executives who contribute to the success of the Company’s operations. According to the Group’s board resolutions, in July 2017 and March 2018, 86 million shares were reserved to Yijia Inc. Yijia Inc. has no activities other than administrating the incentive program and does not have any employees. On behalf of the Group and subject to approvals from the board or directors, the Founder has the authority to select eligible participants to whom equity awards will be granted; determine the number of shares covered; and establish the terms, conditions and provision of such awards. The board resolutions allow the grantees to hold options to purchase from the Yijia Inc. the equity shares of the Company.
All the share information disclosed in this section refers to the shares of the Group the grantees are entitled through Yijia Inc. shares. The related expenses are reflected in the Group’s consolidated financial statements as share-based compensation expenses with an offset to additional paid-in
capital. Given the shares owned by Yijia Inc. for the purpose of the incentive program are existing and outstanding shares of the Group, the options do not have any dilution effect on the loss per share (see Note 9).
Stock Option A
On August 31, 2014, April 21, 2016, October 17, 2016 and October 18, 2016, the Group granted an aggregate number of 26.86 million share options to certain management, employees and non-employees
of the Group. Under the plan, the exercise price was US$0.31 (RMB2.00) per share and vests 50% on the first and second anniversary after the IPO date. All grantees were restricted from transferring more than 25% of its total converted ordinary shares each year after the exercise date. Given the vesting was contingent on the IPO, no share-based compensation expense is recognized until the date of the IPO.
Stock Option B
On July 31, 2017, the Group granted 43.14 million share options to management and employees of the Group. The options vested immediately upon the grant date and the exercise price were US$0.31 (RMB2.00) per share. All grantees were restricted from transferring its converted ordinary shares during certain periods subsequent to the IPO date (the
“lock-up
period”). If the grantee resigned from the Group before the IPO or during the lock-up
period, the Group has the right to repurchase the share options or ordinary shares at the exercise price. The Group believes that the repurchase feature is effectively to require the employee to remain throughout the requisite period in order to receive any economic benefit from the award. As such, the repurchase feature functions as a vesting condition that is contingent on the IPO. No share-based compensation expense is recognized until the date of the IPO.
Binomial options pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and, the exercise multiple for which employees are likely to exercise share options. The estimated fair value of the ordinary shares, at the option grants, was determined with assistance from an independent third party valuation firm. The Group’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.03	US$	0.04	US$	0.05

A summary of option activity during the year ended September 30, 2017, 2018 and 2019 is presented below:

	Number of Options	Exercise Price RMB	Remaining Contractual Life	Intrinsic value of options RMB
Outstanding, as of October 1, 2016	26,450,000	2	7.92	—
Granted	43,550,000	—	—	—
Forfeited	—	—	—	—

Outstanding, as of September 30, 2017	70,000,000	2	8.73	—
Granted	—	—	—	—
Forfeited	—	—	—	—

Outstanding, as of September 30, 2018	70,000,000	2	7.73	—
Granted	—	—	—	—
Forfeited	(1,780,000)	2	7.73	—

Outstanding, as of September 30, 2019	68,220,000	2	6.74	—

Vested or expected to vest as of September 30, 2019	68,220,000	2	6.74	—

The Group recognized the compensation cost for the stock options on a straight line basis.
For the years ended September 30, 2017, 2018 and 2019, the Group recorded compensation expenses of RMB nil for the stock options granted. Given the vesting was contingent on the IPO, no share-based compensation expense is recognized until the date of the IPO.
Restricted Share Units (“RSU”)
In 2017, the Group issued 15.99 million RSU to a consulting company, of which 5.2 million RSU vested immediately upon grant, and the Group has the right to repurchase the remaining 10.79 million RSU anytime at its discretion with nominal price before certain dates (“repurchase rights”). The Group determined RSU with repurchase rights are not considered issued until the expiration of such rights. At each of the expiration dates, the corresponding RSU are considered issued and vested immediately, and a measurement date has been reached.
Under such arrangement, the Group recorded 2.6 million, 2.6 million, 2.8 million, 2.8 million and 2.6 million RSU at the measurement date fair value of US$0.05, US$0.06, US$0.10, US$0.20 and US$0.25 on March 16, 2017, November 12, 2017, April 1, 2018, December 1, 2018 and April 1, 2019, respectively. In July 2019, the Group repurchased total 5.19 million RSUs.
The fair value of RSU was determined by reference to the fair value of ordinary shares of the Group and was appraised by an independent valuation firm.
The total expenses recognized in the consolidated statements of comprehensive loss for the aforementioned RSUs granted were RMB775, RMB2,252 and RMB8,173 respectively for the years ended September 30, 2017, 2018 and 2019, respectively.